Interest received and paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest received and paid
Interest received	£ 10,946	£ 11,321	£ 11,788
Interest paid	(2,300)	(2,638)	(3,598)
Interest received (paid) net	£ 8,646	£ 8,683	£ 8,190